AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Jun. 30, 2025	Mar. 31, 2025
AMOUNTS RECEIVABLE AND OTHER ASSETS
Sales tax refundable	$ 275,460	$ 65,444
Prepaid insurance and expense	26,682	44,531
Total	$ 302,142	$ 109,975